Annual Total Returns[BarChart] - PIMCO High Yield Spectrum Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.71%	18.78%	8.14%	2.22%	(2.64%)	15.10%	8.04%	(2.65%)	14.81%	6.27%